Commitments and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

Commitments

As of September 30, 2025 and 2024, the Company had neither significant financial nor capital commitments, other than lease commitments as disclosed in Note 7 and capital commitments as disclosed in Note 9.

Contingencies

As of September 30, 2025 and 2024, the Company was not a party to any material legal or administrative proceedings. From time to time, the Company is involved in various other legal and regulatory proceedings arising in the normal course of business. While the Company cannot predict the occurrence or outcome of these proceedings with certainty, it does not believe that an adverse result in any pending legal or regulatory proceeding, individually or in the aggregate, would be material to the Company’s consolidated financial performance or cash flows; however, an unfavorable outcome could have a material adverse effect on the Company’s results of operations.